Transactions with Members, Shareholders and Related Parties - Schedule of Receivable, Net (Parenthetical) (Details) - USD ($) $ in Millions	Jun. 26, 2021		Dec. 26, 2020		Dec. 28, 2019
Other Long-term Assets
Related Party Transaction [Line Items]
Tax indemnity net	$ 1		$ 3
Other Current Assets
Related Party Transaction [Line Items]
Tax indemnity net	5		3
Intel
Related Party Transaction [Line Items]
Tax indemnity net	$ 6	[1]	6	[1]	$ 6
Intel | Other Long-term Assets
Related Party Transaction [Line Items]
Tax indemnity net			3		4
Intel | Other Current Assets
Related Party Transaction [Line Items]
Tax indemnity net			$ 3		$ 2

[1]	As of June 26, 2021, $5 million and $1 million are recorded in Other current assets and Other long-term assets, respectively, on the condensed consolidated balance sheet. As of December 26, 2020, $3 million and $3 million are recorded in Other current assets and Other long-term assets, respectively, on the condensed consolidated balance sheet.